Long-Term Debt and Trust Preferred Securities	12 Months Ended
Dec. 31, 2024
Long-Term Debt and Trust Preferred Securities [Abstract]
Disclosure of Long-Term Debt and Trust Preferred Securities [text block]	30 – Long-Term Debt and Trust Preferred Securities Long-Term Debt by Earliest Contractual Maturity in € m. Due in2025 Due in2026 Due in2027 Due in2028 Due in2029 Due after2029 TotalDec 31,2024 TotalDec 31,2023 Senior debt: Bonds and notes: Fixed rate 14,134 13,514 12,286 9,531 10,493 11,456 71,414 72,656 Floating rate 2,058 1,442 2,768 823 494 3,611 11,196 9,028 Other 1,554 1,545 881 1,469 939 14,190 20,578 26,394 Subordinated debt: Bonds and notes: Fixed rate 2,883 2,000 2,436 0 0 4,307 11,626 11,163 Floating rate 0 0 0 0 0 0 0 0 Other 0 42 20 0 0 22 85 149 Total long-term debt 20,628 18,543 18,391 11,823 11,926 33,587 114,899 119,390 The Group did not have any defaults of principal, interest or other breaches with respect to its liabilities in 2024 and 2023. Trust Preferred Securities1 in € m. Dec 31, 2024 Dec 31, 2023 Fixed rate 0 0 Floating rate 287 289 Total trust preferred securities 287 289 1 Perpetual instruments, redeemable at specific future dates at the Group’s option.